Shareholder Report, Average Annual Return (Details) IZDE_MML Small-Mid Cap Value Fund_Service Class_TSR Annual {Service Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class - without sales charge
Average Annual Return, Percent	2.17%	8.41%	8.42%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2500 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Average Annual Return, Percent	12.73%	10.02%	9.72%